Other Payables	12 Months Ended
Mar. 31, 2026
Other Payables [Abstract]
Other payables

13. Other payables

	2026	2025
	US$	US$
Commission payables (note (a))	9,910,364	3,753,957
Other payables and accrued charges	361,516	811,448
Payable to securities brokers	3,862,960	—
Amount due to related company (note (b))	—	460,115
Consideration payables	—	1,964,967
Wages payables (note (c))	35,410	23,670
Total	14,170,250	7,014,157

Note:

(a)	The commission payables were payables to the traders for offering operations and marketing service, while the technical cost was payables to the consultants for the consultant services provided, which disclosed in note 16. Other payables are non-interest-bearing and are expected to be settled within one year.

(b)	The amount due to related company is unsecured, interest-free and repayable on demand.

(c)	The wages payable were the wages payables to the director of the Company.